Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of income and losses from discontinued operations

	For the Year Ended
	December 31,	December 31,	December 31,
	2024	2023	2022

REVENUES	$—	$2,589,823	$5,505,734
COST OF REVENUES	—	1,603,887	3,527,402

GROSS PROFIT	—	985,936	1,978,332

OPERATING EXPENSES:
Selling	—	607,424	3,368,714
General and administrative	—	954,576	6,142,730
Research and development	—	922,343	3,323,361
Long-live assets impairment	—	2,602,589	2,631,019
Total operating expenses	—	5,086,932	15,465,824

LOSS FROM OPERATIONS	—	(4,100,996)	(13,487,492)

OTHER INCOME (EXPENSE)
Interest income	—	1,296	2,994
Interest expense	—	(33,682)	(1,450,707)
Other (expense) income, net	—	(154,275)	1,206,793
Total other income (expense), net	—	(186,661)	(240,920)

LOSS FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	—	(4,287,657)	(13,728,412)

GAIN ON THE SALE OF DISCONTINUED OPERATIONS BEFORE INCOME TAXES	—	22,858,286	—

TOTAL INCOME(LOSS) FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	—	18,570,629	(13,728,412)

INCOME TAX EXPENSE(BENEFIT)	—	—	(77,649)

INCOME(LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX	—	18,570,629	(13,650,763)